UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Sautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)			September 30, 2008

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE
CORPORATE BONDS - 121.05%
Aerospace & Defense - 3.22%
$500,000	BE Aerospace, Inc. (c)	8.500%	07/01/2018	$486,250
500,000	Bombardier, Inc. (a)(c)(e)	8.000%	11/15/2014	497,500
500,000	Esterline Technologies, Corp.	6.625%	03/01/2017	477,500
500,000	Hexcel Corp.	6.750%	02/01/2015	482,500
				1,943,750
Athletic Equipment - 0.69%
500,000	Riddell Bell Holdings, Inc. (c)	8.375%	10/01/2012	420,000

Automobiles - 1.09%
500,000	Ford Motor Co.	7.450%	07/16/2031	217,500
750,000	General Motors Corp.	7.200%	01/15/2011	442,500
				660,000
Automobile Equipment - 1.03%
497,500	Allison Transmission, Inc. (a)	5.750%	08/07/2014	411,268
240,685	Allison Transmission, Inc. (a)	11.000%	11/01/2015	210,600
				621,868
Books, Periodicals, And Newspapers - 0.62%
500,000	Nebraska Book Co., Inc. (c)	8.625%	03/15/2012	377,500

Cable & Other Pay Television Services - 7.78%
500,000	Charter Communications Holdings II, LLC/CCH II Capital Corp.	10.250%	09/15/2010	452,500
1,000,000	Charter Communications Operating, LLC (a)(c)	8.375%	04/30/2014	887,500
725,000	CSC Holdings, Inc.	6.750%	04/15/2012	667,906
750,000	DirecTV Holdings, LLC (c)	6.375%	06/15/2015	663,750
700,000	EchoStar DBS Corp.	6.625%	10/01/2014	563,500
750,000	Mediacom Broadband, LLC/Corp	8.500%	10/15/2015	622,500
1,000,000	NTL Cable PLC (e)	9.125%	08/15/2016	842,500
				4,700,156
Chemicals & Allied Products - 2.01%
500,000	Huntsman International, LLC (c)	7.875%	11/15/2014	432,500
250,000	Momentive Performance Materials, Inc.	9.750%	12/01/2014	198,750
585,000	Nalco Co. (c)	8.875%	11/15/2013	586,462
				1,217,712
Commercial Banks - 1.25%
250,000	Bank of America Corp.	8.000%	12/29/2049	198,265
250,000	J.P. Morgan Chase & Co.	7.900%	04/29/2049	211,033
500,000	Icici Bank, Ltd. (a)(c)(e)	6.375%	04/30/2022	345,625
				754,923

Commercial Services & Supplies - 3.94%
27,904	ARAMARK Corporation (a)(b)	7.360%	01/26/2014	24,298
1,309	ARAMARK Corporation (a)(b)	6.705%	01/26/2014	1,140
750,000	ARAMARK Corporation (b)(c)	8.500%	02/01/2015	708,750
750,000	Corrections Corporation of America (c)	6.250%	03/15/2013	705,000
500,000	FTI Consulting, Inc. (c)	7.750%	10/01/2016	510,625
500,000	Service Corporation International	6.750%	04/01/2016	430,000
				2,379,813
Communications - 9.71%
496,250	Alltel Corp. (a)(b)	5.466%	05/15/2015	478,574
750,000	Cincinnati Bell, Inc. (c)	8.375%	01/15/2014	656,250
500,000	Citizens Communications Co. (c)	6.250%	01/15/2013	470,625
250,000	Citizens Communications Co.	7.125%	03/15/2019	200,000
1,000,000	Intelsat Bermuda, Ltd. (e)	11.250%	06/15/2016	977,500
1,000,000	Qwest Corp.	7.625%	06/15/2015	875,000
750,000	Sprint Nextel Corp. (c)	6.900%	05/01/2019	582,249
750,000	Sprint Capital Corp. (c)	8.375%	03/15/2012	675,484
1,000,000	Windstream Corp. (c)	8.125%	08/01/2013	955,000
				5,870,682
Communications Equipment - 0.74%
500,000	Belden CDT, Inc.	7.000%	03/15/2017	447,500

Construction Materials - 0.98%
755,000	U.S. Concrete, Inc. (c)	8.375%	04/01/2014	592,675

Containers & Packaging - 4.80%
500,000	Ball Corp. (c)	6.625%	03/15/2018	466,250
500,000	Berry Plastic Holdings Corp.	7.541%	02/15/2015	447,500
500,000	Graham Packaging Co. (c)	8.500%	10/15/2012	465,000
850,000	Graphic Packaging International Corp. (c)	9.500%	08/15/2013	773,500
750,000	Owens-Brockway (c)	8.250%	05/15/2013	750,000
				2,902,250
Data Processing - 0.65%
500,000	First Data Corp. (a)	9.875%	09/24/2015	393,125

Electric, Gas, & Sanitary Services - 13.07%
4,000	AES Corp. (a)	8.750%	05/15/2013	4,040
500,000	Atlas Pipeline Partners, LP (c)	8.125%	12/15/2015	462,500
500,000	Dynegy, Inc.	8.375%	05/01/2016	437,500
250,000	Edison Mission Energy	7.500%	06/15/2013	241,250
500,000	Edison Mission Energy	7.200%	05/15/2019	442,500
750,000	Ipalco Enterprises, Inc. (a)(c)	7.250%	04/01/2016	720,000
667,840	Midwest Generation, LLC (c)	8.560%	01/02/2016	687,875
1,000,000	Mirant North America, LLC	7.375%	12/31/2013	945,000
1,000,000	NRG Energy, Inc. (c)	7.250%	02/01/2014	930,000
7,000	NRG Energy, Inc.	7.375%	02/01/2016	6,318
1,120,000	Pacific Energy Partners, LP (c)	7.125%	06/15/2014	1,102,060
710,000	Targa Resources, Inc.	8.500%	11/01/2013	631,900
495,000	Texas Comp Electric Holdings, LLC (a)(b)	6.304%	10/10/2014	415,503
497,494	Texas Comp Electric Holdings, LLC (a)(b)	6.304%	10/10/2014	418,049
500,000	Texas Competitive Electric Holdings Company, LLC (a)	10.250%	11/01/2015	453,750
				7,898,245

Electrical Equipment - 0.79%
500,000	Baldor Electric Company	8.625%	02/15/2017	480,000

Electronic, Other Electrical Equipment, Except Computers - 1.86%
275,000	Flextronics International, Ltd. (e)	6.250%	11/15/2014	233,750
500,000	L-3 Communications Corp.	6.375%	10/15/2015	462,500
500,000	Sanmina-SCI Corp.	8.125%	03/01/2016	427,500
				1,123,750
Food & Kindred Products - 3.87%
500,000	Dean Foods Company (c)	7.000%	06/01/2016	437,500
500,000	Del Monte Corp. (c)	6.750%	02/15/2015	452,500
260,000	Dole Food Co., Inc.	7.250%	06/15/2010	230,100
500,000	Pinnacle Foods	9.250%	04/01/2015	410,000
500,000	Smithfield Foods, Inc.	7.750%	07/01/2017	395,000
500,000	Tyson Foods, Inc.	6.600%	04/01/2016	415,000
				2,340,100
Health Care Equipment & Supplies - 3.07%
500,000	Advanced Medical Optics, Inc.	7.500%	05/01/2017	437,500
495,000	Biomet, Inc. (a)(b)	5.696%	02/15/2015	460,845
500,000	Boston Scientific (c)	6.250%	11/15/2015	473,750
500,000	Fresenius Medical Care (e)	6.875%	07/15/2017	483,750
				1,855,845
Health Care Providers & Services - 3.20%
750,000	Community Health Systems, Inc. (c)	8.875%	07/15/2015	716,250
1,250,000	HCA, Inc. (c)	9.250%	11/15/2016	1,218,750
				1,935,000
Health Services - 3.74%
955,000	Davita, Inc. (c)	7.250%	03/15/2015	912,025
500,000	Health Management Assoc.	6.125%	04/15/2016	402,500
1,000,000	Res-Care, Inc. (c)	7.750%	10/15/2013	945,000
				2,259,525
Heavy Construction Equipment Rental & Leasing - 0.63%
500,000	Rental Service Corp (b)	9.500%	12/01/2014	381,250

Hotels, Restaurants & Leisure - 6.31%
500,000	Boyd Gaming Corp.	7.125%	02/01/2016	348,750
500,000	Ginn-LA CS Borrower, LLC (a)(b)	0.000%	06/08/2012	25,000
9,000	Harrahs Operating Co., Inc.	5.500%	07/01/2010	6,795
750,000	Harrahs Operating Co., Inc. (a)	10.750%	02/01/2016	386,250
590,000	Host Marriott, LP	7.125%	11/01/2013	528,050
500,000	Las Vegas Sands Corp.	6.375%	02/15/2015	385,000
750,000	MGM Mirage (c)	6.625%	07/15/2015	525,000
500,000	MGM Mirage (c)	6.875%	04/01/2016	366,250
250,000	Outback Steakhouse, Inc.	10.000%	06/15/2015	112,500
500,000	Royal Caribbean International (c)(e)	7.250%	06/15/2016	417,500
250,000	Station Casinos, Inc.	6.875%	03/01/2016	71,250
750,000	Wynn Las Vegas, LLC (c)	6.625%	12/01/2014	643,125
				3,815,470

Industrial & Commercial Machinery - 2.99%
1,185,000	Case Corp. (c)	7.250%	01/15/2016	1,078,350
800,000	Terex Corp. (c)	7.375%	01/15/2014	732,000
				1,810,350
Insurance - 0.11%
500,000	Stingray Partnership Trust (a)	5.902%	01/12/2015	65,000

IT Services - 0.78%
500,000	Sungard Data Systems, Inc. (a)	10.625%	05/15/2015	472,500

Machinery - 1.28%
500,000	American Railcar Industries, Inc. (c)	7.500%	03/01/2014	445,000
385,000	TriMas Corp.	9.875%	06/15/2012	328,212
				773,212
Measuring Instruments, Photo Goods, Watches - 0.87%
500,000	DRS Technologies, Inc.	7.625%	02/01/2018	525,000

Media - 0.86%
1,884	Idearc, Inc. (a)(b)	4.700%	11/15/2014	1,106
500,000	Reader's Digest Association, Inc.	9.000%	02/15/2017	285,000
500,000	Umbrella Acquisition (a)	9.750%	03/15/2015	235,000
				521,106
Metals & Mining - 0.81%
500,000	Freeport-McMoRan Copper & Gold, Inc. (c)	8.250%	04/01/2015	491,856

Multiline Retail - 0.70%
500,000	Neiman Marcus Group, Inc. (c)	10.375%	10/15/2015	421,250

Non-depository Credit Institutions - 2.04%
1,000,000	Ford Motor Credit Co. (c)	8.000%	12/15/2016	633,093
1,000,000	General Motors Acceptance Corp. (c)	7.750%	01/19/2010	598,911
				1,232,004
Oil & Gas - 10.20%
950,000	Chesapeake Energy Corp. (c)	6.625%	01/15/2016	857,375
750,000	El Paso Production Holding Co. (c)	7.000%	06/15/2017	673,772
500,000	Kinder Morgan Finance (e)	5.700%	01/05/2016	432,500
7,000	National Oilwell Varco, Inc.	6.125%	08/15/2015	6,841
750,000	Opti Canada, Inc. (e)	7.875%	12/15/2014	667,500
500,000	Pioneer Natural Resources Company	5.875%	07/15/2016	433,270
750,000	Range Resources Corp. (c)	7.500%	05/15/2016	720,000
500,000	Range Resources Corp.	7.250%	05/01/2018	475,000
1,000,000	Southwestern Energy Co. (a)	7.500%	02/01/2018	975,000
500,000	Williams Companies, Inc. (c)	7.500%	01/15/2031	456,155
500,000	Williams Partners, LP (c)	7.250%	02/01/2017	465,705
				6,163,118

Paper & Forest Products - 3.20%
7,000	Abitibi-Consolidated, Inc. (e)	6.000%	06/20/2013	1,890
1,000,000	Buckeye Technologies, Inc. (c)	8.500%	10/01/2013	935,000
500,000	Cenveo Corp. (c)	7.875%	12/01/2013	387,500
750,000	Georgia-Pacific Corp. (c)	7.375%	12/01/2025	609,375
				1,933,765
Personal Products - 0.73%
500,000	NBTY, Inc. (c)	7.125%	10/01/2015	440,000

Pharmaceutical Preparations - 0.78%
500,000	Chattem, Inc.	7.000%	03/01/2014	472,500

Printing, Publishing, & Allied Industries - 1.76%
500,000	Nielsen Finance, LLC/Corp.	10.000%	08/01/2014	477,500
250,000	Nielsen Finance Co., LLC (d)	0.000%	08/01/2016	163,750
6,000	RH Donnelley Corp.	6.875%	01/15/2013	2,370
14,000	RH Donnelley Corp.	8.875%	10/15/2017	4,830
677,000	RH Donnelley Corp. (a)	11.750%	05/15/2015	416,355
				1,064,805
Real Estate Investment Trusts (REITs) - 3.26%
1,000,000	iSTAR Financial, Inc.	8.625%	06/01/2013	520,412
750,000	Senior Housing Properties Trust (c)	8.625%	01/15/2012	765,000
750,000	Tower 2006-1 F (a)(c)	7.036%	02/15/2036	685,305
				1,970,717
Refuse Systems - 1.31%
850,000	Allied Waste (c)	6.875%	06/01/2017	794,750

Semiconductor & Semiconductor Equipment - 0.79%
750,000	Freescale Semiconductor, Inc.	9.125%	12/15/2014	476,250

Special Purpose Entity - 1.44%
500,000	KAR Holdings, Inc.	8.750%	05/01/2014	410,000
495,000	Trains HY - 1 - 2006 (a)(b)	7.117%	05/01/2016	460,032
				870,032
Television Broadcasting Stations - 0.65%
500,000	Lin Television Corp. (c)	6.500%	05/15/2013	392,500
				392,500
Textiles, Apparel & Luxury Goods - 2.54%
500,000	Brown Shoe, Inc. (c)	8.750%	05/01/2012	487,500
500,000	Dollar General Corp. (a)	8.070%	07/15/2014	432,655
500,000	HBI Branded Apparel, Ltd Inc. (a)(b)	9.150%	03/05/2014	456,565
250,000	Michaels Stores, Inc.	10.000%	11/01/2014	158,750
				1,535,470
Tobacco - 1.63%
1,000,000	Alliance One International, Inc. (c)	11.000%	05/15/2012	985,000

Transportation - 3.62%
750,000	Hertz Corp.	8.875%	01/01/2014	650,625
1,500,000	TFM SA de CV (c)(e)	9.375%	05/01/2012	1,537,500
				2,188,125

Transportation Equipment - 2.94%
835,000	Tenneco Automotive, Inc.	8.625%	11/15/2014	668,000
750,000	TransDigm Group, Inc.	7.750%	07/15/2014	708,750
500,000	TRW Automotive Acquisition (a)	7.250%	03/15/2017	397,500
				1,774,250
Wholesale Trade - 0.71%
500,000	Vedanta Resources PLC (a)(e)	9.500%	07/18/2018	426,950
	Total corporate bonds (cost $84,826,389)			73,171,649

SHORT-TERM INVESTMENTS - 1.00%
606,672	AIM Liquid Assets	2.580%		606,672
	Total short-term investments (Cost $606,672)			606,672

	Total investments - 122.05% of net assets (cost $85,433,061)			$73,778,321
	Liabilities, less other assets - (22.05)%			(13,330,110)
	Total Net Assets - 100.00%			$60,448,211

(a) Restricted under Rule 144A of the Securitites Act of 1933.
(b) Variable Rate - The rate reported is the rate in effect as of September 30, 2008.
(c) All or a portion of these securities were included in a pledge account (Note 7).
(d) Security has a stepped rate. The rate is listed as of September 30, 2008.
(e) Foreign security or a U.S. security of a foreign company.
(f) The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:
Tax cost of investments				$85,433,616

Gross unrealized appreciation				58,024
Gross unrealized depreciation				(11,713,319)
Net tax unrealized appreciation (depreciation)				$(11,655,295)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  40|86 Strategic Income Fund

By (Signature and Title)  /s/   Richard W. Burke
Richard W. Burke, President

Date  11/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/   Richard W. Burke
Richard W. Burke, President

Date  11/21/08

By (Signature and Title)  /s/   Todd M. Hacker
Todd M. Hacker, Treasurer

Date  11/21/08